Average Annual Total Returns - American Century California Tax-Free and Municipal Funds			12 Months Ended	60 Months Ended	93 Months Ended	120 Months Ended
		Jan. 01, 2026	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P National AMT-Free Municipal Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P National AMT-Free Municipal Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.32%	1.07%		2.23%
S&P Intermediate Term California AMT-Free Municipal Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Intermediate Term California AMT-Free Municipal Bond Index (reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent			1.24%	1.04%		1.92%
California High-Yield Municipal Fund, Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			3.40%	0.96%		2.84%
Performance Inception Date		Dec. 30, 1986
California High-Yield Municipal Fund, Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			3.40%	0.96%		2.84%
Performance Inception Date		Dec. 30, 1986
California High-Yield Municipal Fund, Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.57%	1.50%		2.99%
Performance Inception Date		Dec. 30, 1986
California High-Yield Municipal Fund, Investor Class | S&P National AMT-Free Municipal Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P National AMT-Free Municipal Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.32%	1.07%		2.23%
California High-Yield Municipal Fund, Investor Class | S&P Municipal Bond California 50% Investment Grade/50% High Yield Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Municipal Bond California 50% Investment Grade/50% High Yield Index (reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent			3.45%	1.08%		3.29%
California High-Yield Municipal Fund, I Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			3.71%	1.18%		3.05%
Performance Inception Date		Mar. 01, 2010
California High-Field Municipal Fund, Y Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Y Class Return Before Taxes
Average Annual Return, Percent			3.74%	1.21%	2.84%
Performance Inception Date		Apr. 10, 2017
California High-Yield Municipal Fund, A Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			(1.50%)	(0.21%)		2.11%
Performance Inception Date		Jan. 31, 2003
California High-Yield Municipal Fund, C Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	C Class1 Return Before Taxes
Average Annual Return, Percent	[1]		2.37%	(0.04%)		1.96%
Performance Inception Date	[1]	Jan. 31, 2003
California Intermediate-Term Tax-Free Bond Fund, Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			1.67%	0.82%		1.80%
Performance Inception Date		Nov. 09, 1983
California Intermediate-Term Tax-Free Bond Fund, Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			1.67%	0.82%		1.80%
Performance Inception Date		Nov. 09, 1983
California Intermediate-Term Tax-Free Bond Fund, Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.18%	1.19%		1.95%
Performance Inception Date		Nov. 09, 1983
California Intermediate-Term Tax-Free Bond Fund, I Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			1.97%	1.04%		2.02%
Performance Inception Date		Mar. 01, 2010
California Intermediate-Term Tax-Free Bond Fund, Y Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Y Class Return Before Taxes
Average Annual Return, Percent			2.00%	1.07%	2.05%
Performance Inception Date		Apr. 10, 2017
California Intermediate-Term Tax-Free Bond Fund, A Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			(3.14%)	(0.34%)		1.09%
Performance Inception Date		Mar. 01, 2010
California Intermediate-Term Tax-Free Bond Fund, C Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	C Class1 Return Before Taxes
Average Annual Return, Percent	[2]		0.66%	(0.18%)		0.95%
Performance Inception Date	[2]	Mar. 01, 2010
CALIFORNIA TAX-FREE MONEY MARKET FUND, INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class
Average Annual Return, Percent			2.71%	1.26%		0.87%

[1]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[2]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.